Cover	May 01, 2026
Cover [Abstract]
Document Type	8-K/A
Document Period End Date	May 01, 2026
Entity Registrant Name	Burke & Herbert Financial Services Corp.
Entity Incorporation, State or Country Code	VA
Entity File Number	001-41633
Entity Tax Identification Number	92-0289417
Entity Address, Address Line One	100 S. Fairfax Street
Entity Address, City or Town	Alexandria
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	22314
City Area Code	703
Local Phone Number	666-3555
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.50
Trading Symbol	BHRB
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	true
Entity Central Index Key	0001964333
Amendment Description	Effective on May 1, 2026 (the “Closing Date”), Burke & Herbert Financial Services Corp., a Virginia corporation (“Burke & Herbert”), completed its previously announced merger with LINKBANCORP, Inc., a Pennsylvania corporation (“LNKB”), pursuant to the Agreement and Plan of Merger dated December 18, 2025 between Burke & Herbert and LNKB (the “Merger Agreement”).Pursuant to the Merger Agreement, on the Closing Date, (i) LNKB merged with and into Burke & Herbert, with Burke & Herbert continuing as the surviving corporation (the “Merger”), and (ii) immediately following the Merger, LINKBANK, a Pennsylvania chartered commercial bank and a wholly-owned subsidiary of LNKB (“Link”), merged with and into Burke & Herbert Bank & Trust Company, a Virginia chartered bank and a wholly-owned subsidiary of Burke & Herbert (“Burke & Herbert Bank”) with Burke & Herbert Bank as the surviving bank.On May 1, 2026, the Company filed a Current Report on Form 8-K, reporting the completion of the Merger (the “Original Report”). This Amendment No. 1 is being filed with the Securities and Exchange Commission (the “Commission”) solely to amend and supplement Item 9.01 of the Original Report, as described in Item 9.01 below. This Amendment No. 1 should be read in conjunction with the Original Report. This Amendment No. 1 makes no other amendments to the Original Report.The pro forma financial information included in this Amendment No. 1 has been presented for informational purposes only and does not purport to represent the actual results that Burke & Herbert and LNKB would have achieved had the companies been combined during the periods presented, and is not intended to project any future results of operations for the combined company.